SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Year I	$ 392,285
Year II	1,489,347	$ 1,127,374
Year III	1,366,199	1,124,024
Year IV	961,713	1,108,221
Year V	627,954	735,672
Year VI		371,973
Thereafter	1,710,097	1,218,366
Total	$ 6,547,595	$ 5,685,650	$ 6,547,595	$ 6,633,584